December 31, 2006	• Pacific Select Fund • Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company

Annual
Report

Pacific Select

TABLE OF CONTENTS
PACIFIC SELECT FUND

Chairman’s Letter	A-1
Performance Discussion	A-2
Disclosure of Fund Expenses	B-1
Schedules of Investments and Notes	C-1
Financial Statements:
Statements of Assets and Liabilities	D-1
Statements of Operations	D-7
Statements of Changes in Net Assets	D-13
Financial Highlights	E-1
Notes to Financial Statements	F-1
Report of Independent Registered Public Accounting Firm	G-1
Trustees and Officers Information	H-1
Approval of Investment Advisory Agreement and Portfolio Management Agreements	H-4
Special Meetings of Shareholders	H-9
Where to Go for More Information	H-10

     The 2006 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth-Income and American Funds Growth Portfolios of the Pacific Select Fund (“PSF”). For those shareholders, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.
PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
(in thousands)

	International	International	Equity	Small-Cap	Diversified		American Funds®
	Value	Small-Cap	Index	Index	Research	Equity	Growth-Income
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
International Value Portfolio	$173,922
International Small-Cap Portfolio		$18,252
Equity Index Portfolio			$168,313
Small-Cap Index Portfolio				$46,686
Diversified Research Portfolio					$59,812
Equity Portfolio						$34,907
American Funds Growth-Income Portfolio							$53,522
Receivables:
Fund shares redeemed	282	35	82	91	55	19	14

Total Assets	174,204	18,287	168,395	46,777	59,867	34,926	53,536

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	282	35	82	91	55	19	14

Total Liabilities	282	35	82	91	55	19	14

NET ASSETS	$173,922	$18,252	$168,313	$46,686	$59,812	$34,907	$53,522

Units Outstanding	7,571	1,797	4,097	2,636	4,621	1,841	4,333

Accumulation Unit Value	$22.97	$10.16	$41.08	$17.71	$12.94	$18.96	$12.35

Cost of Investments	$103,796	$17,775	$92,337	$32,502	$44,274	$26,256	$47,384

	American Funds	Large-Cap		Short Duration	Concentrated	Diversified	Growth
	Growth	Value	Technology	Bond	Growth	Bond	LT
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
American Funds Growth Portfolio	$49,265
Large-Cap Value Portfolio		$94,604
Technology Portfolio			$4,183
Short Duration Bond Portfolio				$52,031
Concentrated Growth Portfolio					$2,259
Diversified Bond Portfolio						$20,675
Growth LT Portfolio							$170,340
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	—	17	—
Fund shares redeemed	56	214	23	19	17	—	26

Total Assets	49,321	94,818	4,206	52,050	2,276	20,692	170,366

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	56	214	23	19	17	—	26
Fund shares purchased	—	—	—	—	—	17	—

Total Liabilities	56	214	23	19	17	17	26

NET ASSETS	$49,265	$94,604	$4,183	$52,031	$2,259	$20,675	$170,340

Units Outstanding	3,827	6,086	723	5,033	491	1,980	4,607

Accumulation Unit Value	$12.87	$15.54	$5.78	$10.34	$4.60	$10.44	$36.97

Cost of Investments	$39,516	$75,106	$2,216	$53,179	$1,254	$20,414	$109,180

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006
(in thousands)

	Focused	Health	Mid-Cap	Large-Cap	Capital	International	Fasciano
	30	Sciences	Value	Growth	Opportunities	Large-Cap	Small Equity
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account (1)	Account	Account	Account

ASSETS
Investments:
Focused 30 Portfolio	$18,779
Health Sciences Portfolio		$5,664
Mid-Cap Value Portfolio			$130,879
Large-Cap Growth Portfolio (1)				$39,852
Capital Opportunities Portfolio					$2,693
International Large-Cap Portfolio						$127,428
Fasciano Small Equity Portfolio							$24,459
Receivables:
Due from Pacific Life Insurance Company	—	—	—	10	—	—	—
Fund shares redeemed	152	1	103	—	2	239	8

Total Assets	18,931	5,665	130,982	39,862	2,695	127,667	24,467

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	152	1	103	—	2	239	8
Fund shares purchased	—	—	—	10	—	—	—

Total Liabilities	152	1	103	10	2	239	8

NET ASSETS	$18,779	$5,664	$130,879	$39,852	$2,693	$127,428	$24,459

Units Outstanding	1,629	503	5,615	5,483	284	11,881	2,073

Accumulation Unit Value	$11.53	$11.25	$23.31	$7.27	$9.48	$10.73	$11.80

Cost of Investments	$12,891	$4,153	$91,047	$36,133	$1,666	$80,782	$15,944

	Small-Cap	Multi-	Main	Emerging	Managed	Inflation	Money
	Value	Strategy	Street® Core	Markets	Bond	Managed	Market
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Small-Cap Value Portfolio	$26,054
Multi-Strategy Portfolio		$68,173
Main Street Core Portfolio			$154,397
Emerging Markets Portfolio				$63,569
Managed Bond Portfolio					$166,965
Inflation Managed Portfolio						$115,559
Money Market Portfolio							$43,692
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	127	132	5
Fund shares redeemed	34	33	94	268	—	—	—

Total Assets	26,088	68,206	154,491	63,837	167,092	115,691	43,697

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	34	33	94	268	—	—	—
Fund shares purchased	—	—	—	—	127	132	5

Total Liabilities	34	33	94	268	127	132	5

NET ASSETS	$26,054	$68,173	$154,397	$63,569	$166,965	$115,559	$43,692

Units Outstanding	1,269	1,912	4,331	2,994	6,059	4,281	2,826

Accumulation Unit Value	$20.53	$35.65	$35.65	$21.24	$27.56	$27.00	$15.46

Cost of Investments	$19,105	$51,460	$107,733	$20,699	$160,699	$110,632	$43,564

(1)	Formerly named Blue Chip Variable Account and Blue Chip Portfolio.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006
(in thousands)

	High Yield		Mid-Cap	Real	VN Small-Cap
	Bond	Comstock	Growth	Estate	Value
	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account

ASSETS
Investments:
High Yield Bond Portfolio	$59,438
Comstock Portfolio		$51,296
Mid-Cap Growth Portfolio			$32,711
Real Estate Portfolio				$53,864
VN Small-Cap Value Portfolio					$4,235
Receivables:
Due from Pacific Life Insurance Company	16	—	—	—	—
Fund shares redeemed	—	62	56	120	1

Total Assets	59,454	51,358	32,767	53,984	4,236

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	62	56	120	1
Fund shares purchased	16	—	—	—	—

Total Liabilities	16	62	56	120	1

NET ASSETS	$59,438	$51,296	$32,711	$53,864	$4,235

Units Outstanding	2,022	4,324	4,026	1,361	316

Accumulation Unit Value	$29.39	$11.86	$8.13	$39.57	$13.41

Cost of Investments	$56,404	$39,188	$25,245	$24,580	$3,705

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006
(in thousands)

	International	International	Equity	Small-Cap	Diversified		American Funds
	Value	Small-Cap	Index	Index	Research	Equity	Growth-Income
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account (1)	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$2,532	$22	$2,784	$685	$379	$129	$615
EXPENSES
Mortality and expense risk fees	2,072	131	2,150	626	722	483	547

Net Investment Income (Loss)	460	(109)	634	59	(343)	(354)	68

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	7,241	(81)	18,376	8,089	327	1,065	(137)
Capital gain distributions	—	—	4,985	6,902	1,277	—	1,179

Realized Gain (Loss)	7,241	(81)	23,361	14,991	1,604	1,065	1,042

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	28,766	477	(1,236)	(6,412)	4,469	2,130	4,233

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,467	$287	$22,759	$8,638	$5,730	$2,841	$5,343

	American Funds	Large-Cap		Short Duration	Concentrated	Diversified	Growth
	Growth	Value	Technology	Bond	Growth	Bond	LT
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account (1)	Account

INVESTMENT INCOME
Dividends	$217	$1,094	$—	$2,145	$—	$606	$1,072
EXPENSES
Mortality and expense risk fees	616	1,059	88	654	30	162	2,243

Net Investment Income (Loss)	(399)	35	(88)	1,491	(30)	444	(1,171)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(17)	315	890	(251)	508	1	12,622
Capital gain distributions	432	8,544	—	—	—	126	—

Realized Gain (Loss)	415	8,859	890	(251)	508	127	12,622

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,734	4,107	(616)	293	(274)	260	2,727

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,750	$13,001	$186	$1,533	$204	$831	$14,178

	Focused	Health	Mid-Cap	Large-Cap	Capital	International	Fasciano
	30	Sciences	Value	Growth	Opportunities	Large-Cap	Small Equity
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account (2)	Account	Account	Account

INVESTMENT INCOME
Dividends	$10	$—	$820	$77	$14	$3,131	$66
EXPENSES
Mortality and expense risk fees	190	97	1,544	481	38	1,523	371

Net Investment Income (Loss)	(180)	(97)	(724)	(404)	(24)	1,608	(305)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(157)	555	148	(165)	436	3,644	2,374
Capital gain distributions	—	878	18,967	—	2	3,484	—

Realized Gain (Loss)	(157)	1,433	19,115	(165)	438	7,128	2,374

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,234	(1,136)	(2,664)	(1,489)	(65)	19,705	(429)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,897	$200	$15,727	($2,058)	$349	$28,441	$1,640

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).

(2)	Formerly named Blue Chip Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2006
(in thousands)

	Small-Cap	Multi-	Main	Emerging	Managed	Inflation	Money
	Value	Strategy	Street Core	Markets	Bond	Managed	Market
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$566	$1,715	$1,839	$453	$6,930	$4,854	$2,197
EXPENSES
Mortality and expense risk fees	350	879	2,023	824	2,202	1,544	597

Net Investment Income (Loss)	216	836	(184)	(371)	4,728	3,310	1,600

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain from security transactions	1,176	3,532	10,294	6,725	418	108	30
Capital gain distributions	7,242	1,483	—	10,799	—	3,926	—

Realized Gain	8,418	5,015	10,294	17,524	418	4,034	30

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(3,930)	763	10,952	(3,749)	459	(8,331)	(27)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,704	$6,614	$21,062	$13,404	$5,605	($987)	$1,603

	High Yield		Mid-Cap	Real	VN Small-Cap
	Bond	Comstock	Growth	Estate	Value
	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$4,595	$715	$69	$1,451	$28
EXPENSES
Mortality and expense risk fees	788	567	345	624	60

Net Investment Income (Loss)	3,807	148	(276)	827	(32)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(137)	(79)	(857)	1,822	(1)
Capital gain distributions	—	4,399	515	8,865	352

Realized Gain (Loss)	(137)	4,320	(342)	10,687	351

CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS	1,188	1,837	839	4,025	355

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,858	$6,305	$221	$15,539	$674

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
(in thousands)

	International Value		International Small-Cap		Equity Index
	Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Period Ended		Year Ended	Year Ended
	December 31,	December 31,	December 31,		December 31,	December 31,
	2006	2005	2006 (1)		2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$460	$930	($109)		$634	$221
Realized gain (loss)	7,241	5,763	(81)		23,361	12,372
Change in unrealized appreciation (depreciation) on investments	28,766	6,212	477		(1,236)	(5,814)

Net Increase in Net Assets Resulting from Operations	36,467	12,905	287		22,759	6,779

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	2,045	2,082	206		1,427	1,603
Transfers between variable and fixed accounts, net	(5,450)	(21,834)	18,923		(18,186)	3,653
Transfers—policy charges and deductions	(2,421)	(2,365)	(83)		(3,183)	(3,807)
Transfers—surrenders	(23,288)	(26,270)	(1,082)		(26,288)	(35,126)
Transfers—other	8	—	1		6	3

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(29,106)	(48,387)	17,965		(46,224)	(33,674)

NET INCREASE (DECREASE) IN NET ASSETS	7,361	(35,482)	18,252		(23,465)	(26,895)

NET ASSETS
Beginning of Year or Period	166,561	202,043	—		191,778	218,673

End of Year or Period	$173,922	$166,561	$18,252		$168,313	$191,778

	Small-Cap Index		Diversified Research		Equity
	Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$59	($513)	($343)	($416)	($354)	($470)
Realized gain (loss)	14,991	2,204	1,604	556	1,065	(384)
Change in unrealized appreciation (depreciation) on investments	(6,412)	(591)	4,469	2,880	2,130	2,804

Net Increase in Net Assets Resulting from Operations	8,638	1,100	5,730	3,020	2,841	1,950

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	542	781	842	738	251	397
Transfers between variable and fixed accounts, net	(14,082)	(10,480)	5,932	18,875	(4,937)	(3,184)
Transfers—policy charges and deductions	(556)	(1,003)	(453)	(384)	(553)	(692)
Transfers—surrenders	(7,541)	(9,566)	(7,695)	(9,853)	(6,272)	(8,042)
Transfers—other	3	(1)	1	(1)	—	1

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(21,634)	(20,269)	(1,373)	9,375	(11,511)	(11,520)

NET INCREASE (DECREASE) IN NET ASSETS	(12,996)	(19,169)	4,357	12,395	(8,670)	(9,570)

NET ASSETS
Beginning of Year	59,682	78,851	55,455	43,060	43,577	53,147

End of Year	$46,686	$59,682	$59,812	$55,455	$34,907	$43,577

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	American Funds Growth-Income		American Funds Growth		Large-Cap Value
	Variable Account		Variable Account		Variable Account
	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005 (1)	2006	2005 (1)	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$68	$70	($399)	($130)	$35	($261)
Realized gain (loss)	1,042	(31)	415	(6)	8,859	631
Change in unrealized appreciation on investments	4,233	1,905	3,734	6,015	4,107	1,344

Net Increase in Net Assets Resulting from Operations	5,343	1,944	3,750	5,879	13,001	1,714

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	746	306	987	553	1,377	1,797
Transfers between variable and fixed accounts, net	23,511	29,919	1,712	46,425	14,308	(52,547)
Transfers—policy charges and deductions	(419)	(127)	(621)	(244)	(1,142)	(1,039)
Transfers—surrenders	(5,470)	(2,234)	(6,114)	(3,072)	(11,344)	(13,659)
Transfers—other	3	—	8	2	3	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	18,371	27,864	(4,028)	43,664	3,202	(65,448)

NET INCREASE (DECREASE) IN NET ASSETS	23,714	29,808	(278)	49,543	16,203	(63,734)

NET ASSETS
Beginning of Year or Period	29,808	—	49,543	—	78,401	142,135

End of Year or Period	$53,522	$29,808	$49,265	$49,543	$94,604	$78,401

	Technology		Short Duration Bond		Concentrated Growth
	Variable Account		Variable Account		Variable Account (2)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($88)	($76)	$1,491	$982	($30)	($51)
Realized gain (loss)	890	711	(251)	(491)	508	604
Change in unrealized appreciation (depreciation) on investments	(616)	570	293	(322)	(274)	(632)

Net Increase (Decrease) in Net Assets Resulting from Operations	186	1,205	1,533	169	204	(79)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	105	224	1,013	1,625	31	50
Transfers between variable and fixed accounts, net	(3,010)	372	3,572	(1,476)	(549)	(1,995)
Transfers—policy charges and deductions	(60)	(80)	(668)	(615)	(41)	(72)
Transfers—surrenders	(1,074)	(1,041)	(6,268)	(9,014)	(617)	(726)
Transfers—other	6	1	(1)	—	(1)	1

Net Decrease in Net Assets Derived from Contract Owner Transactions	(4,033)	(524)	(2,352)	(9,480)	(1,177)	(2,742)

NET INCREASE (DECREASE) IN NET ASSETS	(3,847)	681	(819)	(9,311)	(973)	(2,821)

NET ASSETS
Beginning of Year	8,030	7,349	52,850	62,161	3,232	6,053

End of Year	$4,183	$8,030	$52,031	$52,850	$2,259	$3,232

(1)	Operations commenced on May 2, 2005.

(2)	Formerly named I-Net TollkeeperSMVariable Account. I-Net Tollkeeper is a service mark of Goldman, Sachs & Co.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Diversified Bond		Growth LT		Focused 30
	Variable Account		Variable Account		Variable Account
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		December 31,	December 31,	December 31,	December 31,
	2006 (1)		2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$444		($1,171)	($2,131)	($180)	($10)
Realized gain (loss)	127		12,622	16,043	(157)	169
Change in unrealized appreciation (depreciation) on investments	260		2,727	(3,484)	3,234	1,185

Net Increase in Net Assets Resulting from Operations	831		14,178	10,428	2,897	1,344

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	257		1,537	1,850	226	60
Transfers between variable and fixed accounts, net	21,164		(9,979)	(31,284)	7,739	3,020
Transfers—policy charges and deductions	(178)		(3,060)	(3,682)	(121)	(36)
Transfers—surrenders	(1,401)		(26,249)	(31,560)	(2,090)	(1,165)
Transfers—other	2		3	2	4	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	19,844		(37,748)	(64,674)	5,758	1,878

NET INCREASE (DECREASE) IN NET ASSETS	20,675		(23,570)	(54,246)	8,655	3,222

NET ASSETS
Beginning of Year or Period	—		193,910	248,156	10,124	6,902

End of Year or Period	$20,675		$170,340	$193,910	$18,779	$10,124

	Health Sciences		Mid-Cap Value		Large-Cap Growth
	Variable Account		Variable Account		Variable Account (2)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($97)	($109)	($724)	($873)	($404)	($551)
Realized gain (loss)	1,433	525	19,115	13,747	(165)	(8,824)
Change in unrealized appreciation (depreciation) on investments	(1,136)	689	(2,664)	(2,937)	(1,489)	7,679

Net Increase (Decrease) in Net Assets Resulting from Operations	200	1,105	15,727	9,937	(2,058)	(1,696)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	95	222	2,105	1,794	1,076	1,162
Transfers between variable and fixed accounts, net	(3,405)	1,084	2,901	18,418	7,915	(40,013)
Transfers—policy charges and deductions	(83)	(94)	(1,685)	(1,257)	(572)	(487)
Transfers—surrenders	(979)	(1,399)	(16,329)	(17,013)	(4,856)	(7,260)
Transfers—other	3	1	1	6	2	(2)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(4,369)	(186)	(13,007)	1,948	3,565	(46,600)

NET INCREASE (DECREASE) IN NET ASSETS	(4,169)	919	2,720	11,885	1,507	(48,296)

NET ASSETS
Beginning of Year	9,833	8,914	128,159	116,274	38,345	86,641

End of Year	$5,664	$9,833	$130,879	$128,159	$39,852	$38,345

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).

(2)	Formerly named Blue Chip Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Capital Opportunities		International Large-Cap		Fasciano Small Equity
	Variable Account		Variable Account		Variable Account (1)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($24)	($69)	$1,608	($463)	($305)	($336)
Realized gain	438	1,479	7,128	422	2,374	906
Change in unrealized appreciation (depreciation) on investments	(65)	(2,171)	19,705	12,119	(429)	428

Net Increase (Decrease) in Net Assets Resulting from Operations	349	(761)	28,441	12,078	1,640	998

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	46	170	2,195	1,865	445	292
Transfers between variable and fixed accounts, net	(421)	(13,178)	(827)	18,370	(6,972)	7,533
Transfers—policy charges and deductions	(240)	(62)	(1,080)	(817)	(325)	(292)
Transfers—surrenders	(698)	(1,263)	(16,415)	(13,238)	(4,424)	(5,620)
Transfers—other	(1)	—	4	2	3	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,314)	(14,333)	(16,123)	6,182	(11,273)	1,913

NET INCREASE (DECREASE) IN NET ASSETS	(965)	(15,094)	12,318	18,260	(9,633)	2,911

NET ASSETS
Beginning of Year	3,658	18,752	115,110	96,850	34,092	31,181

End of Year	$2,693	$3,658	$127,428	$115,110	$24,459	$34,092

	Small-Cap Value		Multi-Strategy		Main Street Core
	Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$216	($65)	$836	$667	($184)	($371)
Realized gain	8,418	2,648	5,015	3,687	10,294	3,588
Change in unrealized appreciation (depreciation) on investments	(3,930)	662	763	(2,341)	10,952	5,072

Net Increase in Net Assets Resulting from Operations	4,704	3,245	6,614	2,013	21,062	8,289

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	413	559	1,268	1,011	2,046	1,938
Transfers between variable and fixed accounts, net	(3,609)	(8,314)	(6,920)	(4,224)	(18,229)	8,172
Transfers—policy charges and deductions	(410)	(258)	(1,915)	(1,628)	(2,868)	(3,389)
Transfers—surrenders	(3,963)	(4,142)	(9,152)	(13,679)	(23,685)	(27,745)
Transfers—other	(1)	(1)	4	2	4	1

Net Decrease in Net Assets Derived from Contract Owner Transactions	(7,570)	(12,156)	(16,715)	(18,518)	(42,732)	(21,023)

NET DECREASE IN NET ASSETS	(2,866)	(8,911)	(10,101)	(16,505)	(21,670)	(12,734)

NET ASSETS
Beginning of Year	28,920	37,831	78,274	94,779	176,067	188,801

End of Year	$26,054	$28,920	$68,173	$78,274	$154,397	$176,067

(1)	Formerly named Aggressive Equity Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Emerging Markets		Managed Bond		Inflation Managed
	Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($371)	($139)	$4,728	$4,272	$3,310	$2,428
Realized gain	17,524	1,818	418	7,532	4,034	9,744
Change in unrealized appreciation (depreciation) on investments	(3,749)	19,364	459	(9,023)	(8,331)	(10,415)

Net Increase (Decrease) in Net Assets Resulting from Operations	13,404	21,043	5,605	2,781	(987)	1,757

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	989	812	2,808	3,056	1,713	2,283
Transfers between variable and fixed accounts, net	(14,189)	5,968	(9,767)	541	(334)	4,600
Transfers—policy charges and deductions	(694)	(607)	(2,974)	(3,518)	(2,757)	(1,928)
Transfers—surrenders	(9,368)	(8,963)	(24,706)	(31,974)	(17,027)	(18,931)
Transfers—other	9	(1)	—	1	1	(2)

Net Decrease in Net Assets Derived from Contract Owner Transactions	(23,253)	(2,791)	(34,639)	(31,894)	(18,404)	(13,978)

NET INCREASE (DECREASE) IN NET ASSETS	(9,849)	18,252	(29,034)	(29,113)	(19,391)	(12,221)

NET ASSETS
Beginning of Year	73,418	55,166	195,999	225,112	134,950	147,171

End of Year	$63,569	$73,418	$166,965	$195,999	$115,559	$134,950

	Money Market		High Yield Bond		Comstock
	Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,600	$845	$3,807	$4,499	$148	$51
Realized gain (loss)	30	67	(137)	(66)	4,320	1,725
Change in unrealized appreciation (depreciation) on investments	(27)	(40)	1,188	(3,720)	1,837	(573)

Net Increase in Net Assets Resulting from Operations	1,603	872	4,858	713	6,305	1,203

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	1,100	1,531	1,331	1,281	755	669
Transfers between variable and fixed accounts, net	16,176	16,265	(4,295)	(7,057)	11,317	656
Transfers—policy charges and deductions	(2,606)	(1,517)	(1,242)	(1,477)	(1,052)	(357)
Transfers—surrenders	(16,131)	(27,622)	(10,828)	(11,886)	(5,688)	(5,750)
Transfers—other	(1)	—	(1)	1	—	1

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,462)	(11,343)	(15,035)	(19,138)	5,332	(4,781)

NET INCREASE (DECREASE) IN NET ASSETS	141	(10,471)	(10,177)	(18,425)	11,637	(3,578)

NET ASSETS
Beginning of Year	43,551	54,022	69,615	88,040	39,659	43,237

End of Year	$43,692	$43,551	$59,438	$69,615	$51,296	$39,659

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Mid-Cap Growth		Real Estate		VN Small-Cap Value
	Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005 (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($276)	($176)	$827	($204)	($32)	($6)
Realized gain (loss)	(342)	149	10,687	5,749	351	160
Change in unrealized appreciation on investments	839	2,032	4,025	645	355	175

Net Increase in Net Assets Resulting from Operations	221	2,005	15,539	6,190	674	329

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	422	189	864	531	86	109
Transfers between variable and fixed accounts, net	19,202	3,397	12	(4,287)	(741)	4,738
Transfers—policy charges and deductions	(458)	(56)	(573)	(544)	(44)	(20)
Transfers—surrenders	(4,048)	(2,387)	(7,110)	(6,880)	(536)	(357)
Transfers—other	2	5	5	8	(4)	1

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	15,120	1,148	(6,802)	(11,172)	(1,239)	4,471

NET INCREASE (DECREASE) IN NET ASSETS	15,341	3,153	8,737	(4,982)	(565)	4,800

NET ASSETS
Beginning of Year or Period	17,370	14,217	45,127	50,109	4,800	—

End of Year or Period	$32,711	$17,370	$53,864	$45,127	$4,235	$4,800

(1)	Operations commenced on May 2, 2005.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for each year or period ended December 31 are presented in the table below.

		Number		Ratios of	Ratios of
	AUV at	of	Total	Investment	Expenses
	End of	Units	Net	Income to	to Average
Variable Accounts	Year or	Outstanding	Assets	Average Net	Net	Total
For the Year or Period Ended	Period	(in 000's)	(in $000's)	Assets (1)	Assets (2)	Returns (3)

International Value
2006	$22.97	7,571	$173,922	1.52%	1.25%	24.13%
2005	18.51	9,000	166,561	1.77%	1.25%	8.07%
2004	17.12	11,798	202,043	1.46%	1.25%	14.97%
2003	14.89	14,724	219,306	1.66%	1.25%	26.13%
2002	11.81	17,184	202,930	0.84%	1.25%	(14.98%)

International Small-Cap (4)
05/04/2006 - 12/31/2006	$10.16	1,797	$18,252	0.21%	1.25%	1.56%

Equity Index
2006	$41.08	4,097	$168,313	1.62%	1.25%	14.09%
2005	36.01	5,326	191,778	1.36%	1.25%	3.37%
2004	34.84	6,277	218,673	1.62%	1.25%	9.21%
2003	31.90	7,533	240,305	1.38%	1.25%	26.70%
2002	25.18	10,053	253,107	1.20%	1.25%	(23.31%)

Small-Cap Index
2006	$17.71	2,636	$46,686	1.37%	1.25%	16.32%
2005	15.23	3,919	59,682	0.44%	1.25%	3.08%
2004	14.77	5,338	78,851	0.69%	1.25%	16.30%
2003	12.70	4,347	55,212	0.71%	1.25%	44.71%
2002	8.78	4,035	35,421	0.78%	1.25%	(22.17%)

Diversified Research
2006	$12.94	4,621	$59,812	0.65%	1.25%	10.58%
2005	11.70	4,738	55,455	0.45%	1.25%	3.94%
2004	11.26	3,824	43,060	0.59%	1.25%	9.82%
2003	10.25	3,548	36,382	0.41%	1.25%	30.98%
2002	7.83	2,867	22,441	0.29%	1.25%	(25.14%)

Equity
2006	$18.96	1,841	$34,907	0.33%	1.25%	7.30%
2005	17.67	2,466	43,577	0.24%	1.25%	5.21%
2004	16.80	3,164	53,147	0.68%	1.25%	3.84%
2003	16.18	4,293	69,453	0.35%	1.25%	22.79%
2002	13.17	5,375	70,812	0.31%	1.25%	(27.42%)

American Funds Growth-Income
2006	$12.35	4,333	$53,522	1.39%	1.25%	13.36%
05/02/2005 - 12/31/2005	10.90	2,736	29,808	1.62%	1.25%	8.96%

American Funds Growth
2006	$12.87	3,827	$49,265	0.44%	1.25%	8.45%
05/02/2005 - 12/31/2005	11.87	4,173	49,543	0.72%	1.25%	18.71%

Large-Cap Value
2006	$15.54	6,086	$94,604	1.29%	1.25%	16.12%
2005	13.39	5,857	78,401	0.99%	1.25%	4.83%
2004	12.77	11,131	142,135	1.21%	1.25%	8.56%
2003	11.76	11,728	137,942	1.19%	1.25%	29.61%
2002	9.07	12,941	117,436	0.90%	1.25%	(23.92%)

Technology
2006	$5.78	723	$4,183	0.00%	1.25%	7.98%
2005	5.36	1,499	8,030	0.00%	1.25%	20.20%
2004	4.46	1,650	7,349	0.00%	1.25%	2.37%
2003	4.35	2,337	10,170	0.00%	1.25%	40.80%
2002	3.09	1,149	3,553	0.00%	1.25%	(47.01%)

Short Duration Bond
2006	$10.34	5,033	$52,031	4.09%	1.25%	2.98%
2005	10.04	5,264	52,850	3.00%	1.25%	0.31%
2004	10.01	6,211	62,161	2.50%	1.25%	(0.05%)
05/01/2003 - 12/31/2003	10.01	6,105	61,128	2.57%	1.25%	0.13%

Concentrated Growth (5)
2006	$4.60	491	$2,259	0.00%	1.25%	8.66%
2005	4.23	764	3,232	0.00%	1.25%	1.07%
2004	4.19	1,445	6,053	0.00%	1.25%	11.25%
2003	3.76	2,375	8,944	0.00%	1.25%	41.44%
2002	2.66	1,676	4,461	0.00%	1.25%	(39.38%)

Diversified Bond (4)
05/04/2006 - 12/31/2006	$10.44	1,980	$20,675	4.65%	1.25%	4.43%

Growth LT
2006	$36.97	4,607	$170,340	0.60%	1.25%	8.36%
2005	34.12	5,683	193,910	0.23%	1.25%	6.34%
2004	32.09	7,734	248,156	0.00%	1.25%	9.03%
2003	29.43	10,025	295,057	0.00%	1.25%	32.31%
2002	22.24	13,242	294,557	1.03%	1.25%	(29.86%)

See Notes to Financial Statements	See explanation of references on page J-3

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

		Number		Ratios of	Ratios of
	AUV at	of	Total	Investment	Expenses
	End of	Units	Net	Income to	to Average
Variable Accounts	Year or	Outstanding	Assets	Average Net	Net	Total
For the Year or Period Ended	Period	(in 000's)	(in $000's)	Assets (1)	Assets (2)	Returns (3)

Focused 30
2006	$11.53	1,629	$18,779	0.07%	1.25%	22.19%
2005	9.44	1,073	10,124	1.11%	1.25%	20.56%
2004	7.83	882	6,902	0.05%	1.25%	13.42%
2003	6.90	999	6,895	0.00%	1.25%	40.49%
2002	4.91	754	3,706	0.16%	1.25%	(30.29%)

Health Sciences
2006	$11.25	503	$5,664	0.00%	1.25%	6.77%
2005	10.54	933	9,833	0.00%	1.25%	13.86%
2004	9.26	963	8,914	0.00%	1.25%	6.20%
2003	8.72	1,149	10,017	0.00%	1.25%	26.24%
2002	6.91	871	6,011	0.00%	1.25%	(24.26%)

Mid-Cap Value
2006	$23.31	5,615	$130,879	0.66%	1.25%	13.55%
2005	20.53	6,243	128,159	0.53%	1.25%	7.52%
2004	19.09	6,090	116,274	0.36%	1.25%	23.52%
2003	15.46	6,335	97,916	0.56%	1.25%	27.50%
2002	12.12	6,502	78,822	0.36%	1.25%	(15.52%)

Large-Cap Growth (6)
2006	$7.27	5,483	$39,852	0.20%	1.25%	(5.01%)
2005	7.65	5,012	38,345	0.25%	1.25%	1.65%
2004	7.53	11,511	86,641	0.63%	1.25%	3.35%
2003	7.28	10,967	79,865	0.22%	1.25%	23.81%
2002	5.88	12,795	75,259	0.11%	1.25%	(26.86%)

Capital Opportunities
2006	$9.48	284	$2,693	0.47%	1.25%	11.82%
2005	8.47	432	3,658	0.45%	1.25%	0.54%
2004	8.43	2,225	18,752	0.71%	1.25%	11.29%
2003	7.57	2,610	19,768	0.39%	1.25%	25.55%
2002	6.03	3,127	18,866	0.18%	1.25%	(27.69%)

International Large-Cap
2006	$10.73	11,881	$127,428	2.56%	1.25%	25.43%
2005	8.55	13,462	115,110	0.80%	1.25%	11.30%
2004	7.68	12,607	96,850	1.01%	1.25%	17.13%
2003	6.56	13,064	85,686	1.28%	1.25%	28.90%
2002	5.09	12,293	62,550	0.94%	1.25%	(18.65%)

Fasciano Small Equity (7)
2006	$11.80	2,073	$24,459	0.22%	1.25%	3.76%
2005	11.37	2,998	34,092	0.21%	1.25%	1.39%
2004	11.21	2,780	31,181	0.60%	1.25%	17.46%
2003	9.55	4,053	38,693	0.48%	1.25%	31.49%
2002	7.26	5,437	39,478	0.00%	1.25%	(26.03%)

Small-Cap Value
2006	$20.53	1,269	$26,054	2.02%	1.25%	18.27%
2005	17.36	1,666	28,920	1.05%	1.25%	12.24%
2004	15.47	2,446	37,831	1.83%	1.25%	22.87%
05/01/2003 - 12/31/2003	12.59	2,036	25,627	1.36%	1.25%	25.88%

Multi-Strategy
2006	$35.65	1,912	$68,173	2.44%	1.25%	10.30%
2005	32.32	2,422	78,274	2.03%	1.25%	2.49%
2004	31.54	3,005	94,779	1.62%	1.25%	8.45%
2003	29.08	3,646	106,037	1.51%	1.25%	21.74%
2002	23.89	4,400	105,095	1.90%	1.25%	(14.15%)

Main Street Core (8)
2006	$35.65	4,331	$154,397	1.13%	1.25%	13.75%
2005	31.34	5,618	176,067	1.04%	1.25%	4.68%
2004	29.94	6,307	188,801	1.21%	1.25%	8.18%
2003	27.67	7,619	210,859	0.97%	1.25%	25.38%
2002	22.07	8,391	185,196	0.67%	1.25%	(29.29%)

Emerging Markets
2006	$21.24	2,994	$63,569	0.69%	1.25%	22.86%
2005	17.28	4,248	73,418	1.01%	1.25%	39.72%
2004	12.37	4,459	55,166	1.79%	1.25%	32.95%
2003	9.30	4,594	42,748	1.11%	1.25%	66.35%
2002	5.59	5,080	28,415	0.51%	1.25%	(4.27%)

Managed Bond
2006	$27.56	6,059	$166,965	3.93%	1.25%	3.51%
2005	26.62	7,362	195,999	3.30%	1.25%	1.36%
2004	26.26	8,571	225,112	2.91%	1.25%	4.07%
2003	25.24	10,717	270,478	4.25%	1.25%	4.91%
2002	24.06	15,775	379,484	4.50%	1.25%	9.55%

Inflation Managed
2006	$27.00	4,281	$115,559	3.92%	1.25%	(0.73%)
2005	27.19	4,963	134,950	2.93%	1.25%	1.27%
2004	26.85	5,481	147,171	0.79%	1.25%	7.55%
2003	24.97	5,851	146,092	0.09%	1.25%	6.90%
2002	23.36	8,406	196,324	1.10%	1.25%	14.02%

Money Market
2006	$15.46	2,826	$43,692	4.58%	1.25%	3.39%
2005	14.95	2,913	43,551	2.70%	1.25%	1.55%
2004	14.72	3,669	54,022	0.95%	1.25%	(0.25%)
2003	14.76	5,186	76,551	0.78%	1.25%	(0.47%)
2002	14.83	11,037	163,686	1.40%	1.25%	0.15%

High Yield Bond
2006	$29.39	2,022	$59,438	7.28%	1.25%	8.07%
2005	27.20	2,560	69,615	7.05%	1.25%	1.10%
2004	26.90	3,273	88,040	7.01%	1.25%	8.06%
2003	24.89	5,231	130,232	7.37%	1.25%	18.80%
2002	20.96	4,609	96,579	8.70%	1.25%	(4.21%)

Comstock (9)
2006	$11.86	4,324	$51,296	1.57%	1.25%	14.89%
2005	10.33	3,841	39,659	1.37%	1.25%	3.07%
2004	10.02	4,316	43,237	1.19%	1.25%	15.72%
2003	8.66	3,710	32,121	0.94%	1.25%	29.76%
2002	6.67	992	6,619	0.12%	1.25%	(23.12%)

See Notes to Financial Statements	See explanation of references on page J-3

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

		Number		Ratios of	Ratios of
	AUV at	of	Total	Investment	Expenses
	End of	Units	Net	Income to	to Average
Variable Accounts	Year or	Outstanding	Assets	Average Net	Net	Total
For the Year or Period Ended	Period	(in 000's)	(in $000's)	Assets (1)	Assets (2)	Returns (3)

Mid-Cap Growth
2006	$8.13	4,026	$32,711	0.25%	1.25%	7.59%
2005	7.55	2,300	17,370	0.00%	1.25%	16.44%
2004	6.49	2,192	14,217	0.00%	1.25%	20.08%
2003	5.40	1,957	10,573	0.00%	1.25%	28.77%
2002	4.19	2,180	9,146	0.00%	1.25%	(47.69%)

Real Estate (10)
2006	$39.57	1,361	$53,864	2.89%	1.25%	36.35%
2005	29.02	1,555	45,127	0.80%	1.25%	15.34%
2004	25.16	1,991	50,109	2.48%	1.25%	35.91%
2003	18.51	2,316	42,881	3.04%	1.25%	35.82%
2002	13.63	2,640	35,988	2.30%	1.25%	(1.56%)

VN Small-Cap Value
2006	$13.41	316	$4,235	0.58%	1.25%	17.21%
05/02/2005 - 12/31/2005	11.44	420	4,800	0.95%	1.25%	14.41%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the Variable Accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) charges that are assessed against contract owner accounts. The recognition of investment income by the Variable Accounts is affected by the timing of the declaration of dividends by the underlying portfolios which the Variable Accounts invest. The ratios of investment income to average daily net assets for periods of less than one full year are annualized.

(2)	The amounts for periods of less than one full year are annualized.

(3)	Total returns reflect changes in unit value of the underlying portfolios and deductions for M&E charges assessed through the daily AUV calculation. These charges are assessed at an annual rate of 1.25% of the average daily net assets of each Variable Account as discussed in Note 3 to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may incur under a contract which, if incurred, would have resulted in lower returns. Total returns are not annualized for periods of less than one full year.

(4)	Operations commenced during 2006 (See Note 1 to Financial Statements).

(5)	Prior to 02/01/2005, Concentrated Growth Variable Account was named I-Net Tollkeeper Variable Account.

(6)	Prior to 01/01/2006, Large-Cap Growth Variable Account was named Blue Chip Variable Account.

(7)	Prior to 05/01/2005, Fasciano Small Equity Variable Account was named Aggressive Equity Variable Account.

(8)	Prior to 01/01/2003, Main Street Core Variable Account was named Large-Cap Core Variable Account.

(9)	Prior to 05/01/2003, Comstock Variable Account was named Strategic Value Variable Account.

(10)	Prior to 05/01/2002, Real Estate Variable Account was named REIT Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Pacific Select Variable Annuity Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2006 is comprised of thirty-three subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”):
International Value
International Small-Cap
Equity Index
Small-Cap Index
Diversified Research
Equity
American Funds® Growth-Income
American Funds Growth
Large-Cap Value
Technology
Short Duration Bond
Concentrated Growth
Diversified Bond
Growth LT
Focused 30
Health Sciences
Mid-Cap Value
Large-Cap Growth (formerly Blue Chip)
Capital Opportunities
International Large-Cap
Fasciano Small Equity
Small-Cap Value
Multi-Strategy
Main Street® Core
Emerging Markets
Managed Bond
Inflation Managed
Money Market
High Yield Bond
Comstock
Mid-Cap Growth
Real Estate
VN Small-Cap Value
     American Funds is a registered trademark of American Funds Distributors, Inc. and Main Street is a registered trademark of OppenheimerFunds, Inc. Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are included in Sections C through G of this brochure and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) two new Variable Accounts that commenced operations on May 4, 2006: the International Small-Cap and Diversified Bond Variable Accounts.
     The net assets of the Fund’s Aggressive Growth and Financial Services Portfolios (the “Acquired Portfolios”), the underlying portfolios for the Aggressive Growth and Financial Services Variable Accounts, were transferred to the Fund’s Mid-Cap Growth and Large-Cap Value Portfolios, (the “Surviving Portfolios”), the underlying portfolios for the Mid-Cap Growth and Large-Cap Value Variable Accounts, respectively, in exchange for shares of the Surviving Portfolios (the “Reorganization”). The Reorganization took place on April 28, 2006. In connection with the Reorganization, a total of 352,679 outstanding accumulation units (valued at $3,356,773) of the Aggressive Growth Variable Account were exchanged for 406,288 accumulation units with equal value of the Mid-Cap Growth Variable Account; and a total of 343,529 outstanding accumulation units (valued at $3,971,047) of the Financial Services Variable Account were exchanged for 278,270 accumulation units with equal value of the Large-Cap Value Variable Account.
     The net assets of the Fund’s Equity Income Portfolio, the underlying Portfolio for Equity Income Variable Account, was substituted by the Fund’s American Funds Growth-Income Portfolio, the underlying Portfolio of American Funds Growth-Income Variable Account (the “Substitution”). The Substitution took place on April 28, 2006. In connection with the Substitution, a total of 845,329 outstanding accumulation units (valued at $10,986,357) of the Equity Income Variable Account were substituted by 962,514 accumulation units with equal value of the American Funds Growth-Income Variable Account.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 30, 1989 and commenced operations on July 24, 1990. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Fund are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.
3. CHARGES AND EXPENSES
     Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to the Contracts funded by the Separate Account at an annual rate of 1.25% of the average daily net assets of each Variable Account. Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for administrative and contract maintenance expenses assumed, any optional benefit riders, any state and local premium tax charges, and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2006, were as follows (amounts in thousands):

Variable Accounts	Purchases	Sales
International Value	$3,976	$35,155
International Small-Cap (1)	18,803	969
Equity Index	7,923	56,298
Small-Cap Index	10,386	32,646
Diversified Research	8,490	10,585
Equity	576	12,570
American Funds Growth-Income	24,394	6,569
American Funds Growth	10,046	14,690
Large-Cap Value	21,226	19,083
Technology	4,288	8,410
Short Duration Bond	3,929	6,934
Concentrated Growth	672	1,879
Diversified Bond (1)	21,168	1,487
Growth LT	2,823	42,814
Focused 30	12,801	7,233
Health Sciences	2,197	6.662
Mid-Cap Value	14,536	29,086
Large-Cap Growth (2)	7,468	4,383
Capital Opportunities	468	1,821
International Large-Cap	13,101	30,747
Fasciano Small Equity	2,136	13,780
Small-Cap Value	7,284	15,204
Multi-Strategy	1,964	19,558
Main Street Core	1,115	45,869
Emerging Markets	5,712	29,789
Managed Bond	4,780	41,621
Inflation Managed	6,109	26,058
Money Market	44,137	46,196
High Yield Bond	6,366	22,189
Comstock	14,056	9,291
Mid-Cap Growth	25,755	10,981
Real Estate	6,854	14,279
VN Small-Cap Value	2,425	3,724

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).

(2)	Large-Cap Growth Variable Account was formerly named Blue Chip Variable Account.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
6. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years or periods ended December 31, 2006 and 2005 were as follows (amounts in thousands):

	2006			2005
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

International Value	1,074	(2,503)	(1,429)	1,005	(3,803)	(2,798)
International Small-Cap (1)	2,043	(246)	1,797
Equity Index	471	(1,700)	(1,229)	1,560	(2,512)	(952)
Small-Cap Index	978	(2,261)	(1,283)	1,018	(2,437)	(1,419)
Diversified Research	1,181	(1,298)	(117)	2,772	(1,858)	914
Equity	91	(716)	(625)	141	(839)	(698)
American Funds Growth-Income (2)	2,797	(1,200)	1,597	3,273	(537)	2,736
American Funds Growth (2)	1,753	(2,099)	(346)	4,872	(699)	4,173
Large-Cap Value	2,535	(2,306)	229	1,299	(6,573)	(5,274)
Technology	914	(1,690)	(776)	1,547	(1,697)	(150)
Short Duration Bond	1,719	(1,950)	(231)	1,749	(2,696)	(947)
Concentrated Growth (3)	179	(452)	(273)	394	(1,076)	(682)
Diversified Bond (1)	2,288	(308)	1,980
Growth LT	426	(1,502)	(1,076)	285	(2,336)	(2,051)
Focused 30	1,622	(1,066)	556	801	(610)	191
Health Sciences	265	(695)	(430)	899	(929)	(30)
Mid-Cap Value	1,490	(2,118)	(628)	3,043	(2,890)	153
Large-Cap Growth (3)	1,913	(1,442)	471	1,835	(8,334)	(6,499)
Capital Opportunities	64	(212)	(148)	225	(2,018)	(1,793)
International Large-Cap	3,872	(5,453)	(1,581)	4,674	(3,819)	855
Fasciano Small Equity (3)	445	(1,370)	(925)	1,174	(956)	218
Small-Cap Value	623	(1,020)	(397)	1,149	(1,929)	(780)
Multi-Strategy	131	(641)	(510)	167	(751)	(584)
Main Street Core	281	(1,568)	(1,287)	895	(1,583)	(688)
Emerging Markets	971	(2,225)	(1,254)	1,897	(2,109)	(212)
Managed Bond	899	(2,202)	(1,303)	1,098	(2,307)	(1,209)
Inflation Managed	793	(1,475)	(682)	1,257	(1,775)	(518)
Money Market	4,179	(4,266)	(87)	6,564	(7,320)	(756)
High Yield Bond	441	(979)	(538)	517	(1,230)	(713)
Comstock	1,941	(1,458)	483	1,646	(2,121)	(475)
Mid-Cap Growth	3,797	(2,071)	1,726	1,426	(1,318)	108
Real Estate	542	(736)	(194)	432	(869)	(437)
VN Small-Cap Value (2)	238	(342)	(104)	545	(125)	420

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).

(2)	Operations commenced on May 2, 2005.

(3)	The Concentrated Growth, Large-Cap Growth and Fasciano Small Equity Variable Accounts were formerly named I-Net Tollkeeper, Blue Chip and Aggressive Equity Variable Accounts, respectively.
7. SUBSEQUENT EVENTS
     On November 30, 2006, the Fund’s Board of Trustees approved plans of reorganization (the “2007 Reorganizations”) subject to approval by the shareholders of the Concentrated Growth and Capital Opportunities Portfolios, the underlying portfolios for the Concentrated Growth and Capital Opportunities Variable Accounts, respectively. Under the 2007 Reorganizations, the Equity and Main Street Core Portfolios, the underlying portfolios for the Equity and Main Street Core Variable Accounts, will acquire all of the assets and liabilities of the Concentrated Growth and Capital Opportunities Portfolios, respectively. The 2007 Reorganizations are expected to be effective as of the close of business on April 30, 2007, or on a later date as the parties may agree.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life Insurance Company:
     We have audited the accompanying statements of assets and liabilities of Pacific Select Variable Annuity Separate Account (the “Separate Account”) comprised of International Value, International Small-Cap, Equity Index, Small-Cap Index, Diversified Research, Equity, American Funds® Growth-Income, American Funds Growth, Large-Cap Value, Technology, Short Duration Bond, Concentrated Growth, Diversified Bond, Growth LT, Focused 30, Health Sciences, Mid-Cap Value, Large-Cap Growth (formerly Blue Chip), Capital Opportunities, International Large-Cap, Fasciano Small Equity, Small-Cap Value, Multi-Strategy, Main Street® Core, Emerging Markets, Managed Bond, Inflation Managed, Money Market, High Yield Bond, Comstock, Mid-Cap Growth, Real Estate, and VN Small-Cap Value Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2006, the related statements of operations for the periods presented, the statements of changes in net assets for each of the periods presented, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Variable Annuity Separate Account as of December 31, 2006, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 21, 2007

L-1

Annual Reports
as of December 31, 2006

•	Pacific Select Fund
•	Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company

Pacific Select Fund
P.O. Box 7187
Pasadena, California 91109-7187

ADDRESS SERVICE REQUESTED

Form No.	302-07A